Sean M. Clayton (858) 550-6034 sclayton@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

July 11, 2011

United States Securities and Exchange Commission
Division of Corporate Finance
Mail Stop 6010
100 F Street, N.E.
Washington, D.C. 20549
Attn:	Jeffrey Riedler
Karen Ubell

Re:	Horizon Pharma, Inc.
Registration Statement on Form S-1 (File No. 333-168504)
Amendment No. 7

Dear Mr. Riedler and Ms. Ubell:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended, on behalf of our client Horizon Pharma, Inc. (the “Company”), is Amendment No. 7 (“Amendment No. 7”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on August 3, 2010. The copy of Amendment No. 7 that is enclosed with the paper copy of this letter is marked to show changes from the Registration Statement as filed on June 7, 2011.

Amendment No. 7 is being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated June 13, 2011 with respect to the Registration Statement and to reflect a 1 for 2.374 reverse stock split and preliminary price range. The revisions reflected in Amendment No. 7 include those provided supplementally to the Staff on June 30, 2011.

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Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 7 or this response letter to me at (858) 550-6034 or Lynda Kay Chandler, Esq. at (858) 550-6014.

Sincerely,

Cooley LLP

/s/ Sean M. Clayton

Sean M. Clayton, Esq.

cc:	Timothy P. Walbert, Horizon Pharma, Inc.
Robert J. De Vaere, Horizon Pharma, Inc.
Lynda Kay Chandler, Esq., Cooley LLP
Barbara L. Borden, Esq., Cooley LLP
Cheston J. Larson, Esq., Latham & Watkins LLP
Divakar Gupta, Esq., Latham & Watkins LLP
Matthew T. Bush, Esq., Latham & Watkins LLP